NOTE 19 RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Detail) - Schedule of Restated Financial Information (USD $)	6 Months Ended	12 Months Ended									102 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]
Revenues
Retail Sales (revenue prior to change to mining company in 2006)												$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Gross Loss		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees		9,000	43,216								312,000	0	6,000	0	6,000	6,000	43,216	0	0	0	0	0	0		0	6,000	0	6,000	6,000	43,216
General & Administrative Costs		339,524	345,451								9,160,947	85,640	72,701	93,585	166,286	251,926	345,451	0	0	0	0	0	0		85,640	72,701	93,585	166,286	251,926	345,451
Mining Property Costs		591,926	265,137								1,672,351	63,326	32,687	55,846	88,533	151,859	170,856	76,820	106,349	112,269	218,617	295,437	94,281	389,718	140,146	139,036	168,115	307,150	447,296	265,137
Gain on Mineral Claim Sales		4,500	103,500								227,744	0	0	4,500	4,500	4,500	103,500	0		0	0	0	0		0		4,500	4,500	4,500	103,500
Gain on Joint-Ventures												0	0	0	0		0	0	0	0	0	0	0		0	0	0	0	0	0
Impairment Expense		5,341	124,343								145,995	0	0	0	0	0	124,343	0	0	0	0	0	0		0	0	0	0	0	124,343
Interest Income		831	532								1,472	159	(120)	545	425	584	532	0	0	0	0	0	0		159	(120)	545	425	584	532
Interest Expense		(644,773)	(166,748)								(906,959)	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(166,748)	0	0	0	0	0	0		(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(166,748)
Loss on Conversion of Debt		0	0								(137,000)	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Bad Debt Expense		0	(29,018)								(48,167)	982	0	0	0	982	(29,018)	0	0	0	0	0	0		982	0	0	0	982	(29,018)
Accretion Expense	(243)	(513)	(243)								(756)	(76)	(76)	(127)	(203)	(279)	243	0	0	0	0	0	0		(76)	(76)	(127)	(203)	(279)	243
Other Expense		(2,222)	0								(2,222)	(2,222)	0	(175,047)	(175,047)	(177,269)	0	0	0	0	0	0	0		(2,222)	0	(175,047)	(175,047)	(177,269)	0
Loss on Settlement		0	(62,095)								(62,095)	0	0	0	0	0	(62,095)	0	0	0	0	0	0		0	0	0	0	0	(62,095)
Realized Gain (Loss) on Investment		0	0								(97,109)	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Gain (Loss) on Derivative Liability		(386,833)	0								(386,833)	(449,291)	0	0	0	(449,291)	0	0	0	0	0	0	0		(449,291)	0	0	0	(449,291)	0
Depreciation Expense		98,673	60,560								159,233	21,432	26,185	26,185	52,370	73,802	60,560	0	0	0	0	0	0		21,432	26,185	26,185	52,370	73,802	60,560
Professional Services		79,714	52,970								250,432	10,922	6,750	18,500	25,250	36,172	52,970	0	0	0	0	0	0		10,922	6,750	18,500	25,250	36,172	52,970
Total Operating Expenses		1,124,691	891,920								11,701,714	181,320	144,323	194,116	338,439	519,759	797,639	76,820	106,349	112,269	218,617	295,437	94,281		258,140	250,672	306,385	557,056	815,196	891,920
Net Other Income (Expenses)		(995,015)	(153,829)								(1,100,538)	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(153,829)	0	0	0	0	0	0		(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(153,829)
Net Loss		(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(951,468)	(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	(94,281)	(389,718)	(864,469)	(355,916)	(539,253)	(895,168)	(1,759,637)	(1,045,749)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)		99,799,411	91,479,959									100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	91,479,959								100,200,957	99,296,795	98,127,893	98,712,344	99,212,170
Basic Net Gain (Loss) per Share (in Dollars per share)		$ (0.02)	$ (0.01)									$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)							$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)												100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	91,479,959								95,880,831	99,296,795	98,127,893	98,712,344	89,719,476
Diluted Net Gain (Loss) per Share (in Dollars per share)		$ (0.02)	$ (0.01)									$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)								$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Net Operating Loss		$ (1,124,691)	$ (891,920)								$ (11,701,714)	$ (181,320)	$ (144,323)	$ (194,116)	$ (338,439)	$ (519,759)	$ (797,639)	$ (76,820)	$ (106,349)	$ (112,269)	$ (218,617)	$ (295,437)	$ (94,281)		$ (258,140)	$ (250,672)	$ (306,385)	$ (557,056)	$ (815,196)	$ (891,920)